LOSS PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Loss Per Common Share [Abstract]
Schedule of reconciliation of the fully dilutive securities effect with net income

	Three Months Ended September 30, 2011
	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount

Net income	$268,387
Less: Cumulative preferred stock dividends	(213,898)

Basic earnings per share
Net income attributable to common shareholders	54,489	7,320,328	$0.01

Effect of dilutive securities
Stock options		97,227

Diluted earnings per share
Income attributable to common stockholders	$54,489	7,417,555	$0.01

Schedule of Potentially dilutive securities

	Three Months Ended Septemer 30,		Nine Months Ended September 30,
	2012	2011	2012	2011

Convertible preferred stock	1,816,289	1,816,289	1,816,289	1,816,289
Warrants to purchase common stock	276,521	429,298	276,521	429,298
Options to purchase common stock	642,401	266,458	642,401	701,963

Total potentially dilutive securities	2,735,211	2,512,045	2,735,211	2,947,550